Concentration	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Concentration
Concentration

Note 11 – Concentration

As of September 30, 2024 and December 31, 2023, and for nine months ended September 30, 2024 and 2023, customer and supplier concentrations (more than 10%) were as follows:

Revenue and accounts receivable

	Percentage of Revenue		Percentage of
	For Nine Months Ended		Accounts Receivable
	September 30,		September 30	December 31
	2024	2023	2024	2023
Customer A	28.16%	-	-	-
Customer B	14.97%	-	15.56%	-
Customer C	11.91%	-	-	-
Customer D	21.39%	65.72%	36.75%	39.77%
Customer E	-	-	-	53.82%
Customer F	-	17.2%	-	-
Customer G	-	13.42%	-	-
Total (as a group)	76.43%	96.35%	52.32%	93.60%

Purchase and supplier accounts payable

	Percentage of Purchase		Percentage of
	For Nine Months Ended		Accounts Payable for purchase
	September 30,		September 30,	December 31,
	2024	2023	2024	2023
Supplier A	27.79%	-	-	-
Supplier B	33.85%	91.03%	100%	-
Total (as a group)	61.64%	91.03%	100%	-

To reduce risk, the Company closely monitors the amounts due from its customers and assesses the financial strength of its customers through a variety of methods that include, but are not limited to, engaging directly with customer operations and leadership personnel, visiting customer locations to observe operating activities, and assessing customer longevity and reputation in the marketplace. As a result, the Company believes that its accounts receivable credit risk exposure is limited.

Note 14 – Concentration

During years ended December 31, 2023 and 2022, customer and supplier concentrations (more than 10%) were as follows:

Revenue and accounts receivable

	Percentage of Revenue		Percentage of
	For Years ended		Accounts Receivable
	December 31,		December 31,
	2023	2022	2023	2022

Customer A	32.65%	-	39.78%	-
Customer B	44.19%	-	53.82%	-
Customer C	-	19.61%	-	-
Customer D	-	19.61%	-	-
Customer E	-	17.17%	-	-
Total (as a group)	76.84%	56.39%	93.60%	-

Purchase and accounts payable

	Percentage of Purchase		Percentage of
	For Years ended		Accounts Payable
	December 31,		December 31,
	2023	2022	2023	2022
Supplier A	77.01%	96.67%	-	-

Total (as a group)	77.01%	96.67%	-	-

To reduce risk, the Company closely monitors the amounts due from its customers and assesses the financial strength of its customers through a variety of methods that include, but are not limited to, engaging directly with customer operations and leadership personnel, visiting customer locations to observe operating activities, and assessing customer longevity and reputation in the marketplace. As a result, the Company believes that its accounts receivable credit risk exposure is limited.